SHAREHOLDERS' EQUITY (Share Option Plans) (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Jun. 30, 2019	Jul. 31, 2018	Jun. 29, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards outstanding				1,200,000
Options outstanding				343,451	508,493	580,185	2,278,089
RSU's [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted				1,159,881	977,667	818,856
Awards outstanding				2,013,613	1,599,296	1,245,889	1,009,184
Old Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding				25,000	26,000
2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding				318,000	483,000
2013 Plan [Member] | Second Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Vesting percentage		25.00%
2013 Plan [Member] | Third Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost		$ 1,100
2013 Plan [Member] | Performance-based RSU's [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Vesting percentage		65.00%
Non-option equity awards granted		50
2013 Plan [Member] | RSU's [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards outstanding				2,000,000.0	1,600,000
2013 Plan [Member] | Employees and directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				3 years	3 years
Awards granted				1,160,000	980,000
2013 Plan [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost			$ 4,500
2013 Plan [Member] | Chief Executive Officer [Member] | Time Vested Restricted Shares Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years	3 years
Vesting percentage	33.00%	33.00%
Non-option equity awards granted	129,000	107,000	85,000
Compensation cost	$ 3,900	$ 3,900
2013 Plan [Member] | Chief Executive Officer [Member] | Performance-based RSU's [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-option equity awards granted	129,000	72,000	97,000
2013 Plan [Member] | Chairman of the board of directors [Member] | Time Vested Restricted Shares Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years	3 years
Vesting percentage	33.00%	33.00%
Non-option equity awards granted	20,000	14,000	12,000
Compensation cost	$ 300	$ 300	$ 300
2013 Plan [Member] | New other directors [Member] | Time Vested Restricted Shares Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	2 years	2 years
Vesting percentage	50.00%	50.00%
Non-option equity awards granted	5,000	3,000	3,000
Compensation cost	$ 600	$ 600	$ 600
2013 Plan [Member] | New other directors [Member] | Time Vested Restricted Shares Units [Member] | First Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	50.00%	50.00%
2013 Plan [Member] | New other directors [Member] | Time Vested Restricted Shares Units [Member] | Second Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	50.00%	50.00%